UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2006
Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   DDJ Capital Management, LLC
Address:    130 Turner Street, Building 3, Suite 600, Waltham, MA
02453
Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   David J. Breazzano
Title:   Member
Phone:   781-283-8500

Signature, Place, and Date of Signing:



/s/ David J. Breazzano     Waltham, MA        November 15, 2006

Report Type (Check only one.):
[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]     13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        	                0
Form 13F Information Table Entry Total:           	19
Form 13F Information Table Value Total:      	126,498
List of Other Included Managers:                     	  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





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Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT	OTHR	VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHRD	NNE


ALLIANCE ONE INTL INC	COM	018772103	4,416	1,077,000	SH		SOLE		1,077,000
AMERISTAR CASINOS INC	COM	03070Q101	2,429	111,900	SH		SOLE		111,900
BASSETT FURNITURE INDS INC	COM	070203104	6,171	380,000	SH		SOLE		380,000
BLOCKBUSTER INC	CL A	093679108	5,184	1,350,000	SH		SOLE		1,350,000
COMPASS MINERAL INTL INC	COM	20451N101	5,662	200,000	SH		SOLE		200,000
GREAT WOLF RESORTS INC	COM	391523107	4,784	400,000	SH		SOLE		400,000
ICONIX BRAND GROUP INC	COM	451055107	6,080	377,623	SH		SOLE		377,623
ISLE OF CAPRI CASINOS INC.	COM	464592104	6,774	321,667	SH		SOLE		321,667
JOHNSON OUTDOORS INC	CL A	479167108	1,734	100,300	SH		SOLE		100,300
LODGENET ENTMT CORP	COM	540211109	10,270	543,939	SH		SOLE		543,939
MTR GAMING GROUP INC	COM	553769100	15,322	1,631,705	SH		SOLE		1,631,705
MEADOW VY CORP	COM	583185103	565	55,595	SH		SOLE		55,595
METRETEK TECHNOLOGIES INC	COM	59159Q107	15,007	1,256,871	SH		SOLE		1,256,871
NORTHWESTERN  CORP	COM NEW	668074305	15,234	435,519	SH		SOLE		435,519
PORTLAND GNE ELEC CO	COM NEW	736508847	7,323	300,000	SH		SOLE		300,000
RADIO ONE, INC	CL A	75040P108	165	26,399	SH		SOLE		26,399
SUNTERRA CORP	COM NEW	86787D208	12,749	1,125,236	SH		SOLE		1,125,236
TRM CORP	COM	872636105	3,706	1,661,700	SH		SOLE		1,661,700
UAL CORP	COM NEW	902549807	2,923	110,000	SH		SOLE		110,000
GRAND TOTAL	126,498	11,465,454	11,465,454




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